UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Spagnola
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

 /s/ Debra Spagnola     McLean, VA     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $149,046 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     1663    15642 SH       SOLE                    15642
ARCHER DANIELS MIDLAND CO      COM              039483102     1767    52400 SH       SOLE                    52400
BANK OF AMERICA CORPORATION    COM              060505104     5457   448000 SH       SOLE                   448000
BECTON DICKINSON & CO          COM              075887109     1778    18600 SH       SOLE                    18600
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     1847    63000 SH       SOLE                    63000
BRISTOL MYERS SQUIBB CO        COM              110122108     1770    42972 SH       SOLE                    42972
CA INC                         COM              12673P105     1687    67000 SH       SOLE                    67000
CAMPBELL SOUP CO               COM              134429109     1886    41588 SH       SOLE                    41588
CENTURYLINK INC                COM              156700106     1304    37122 SH       SOLE                    37122
CONAGRA FOODS INC              COM              205887102     1886    52676 SH       SOLE                    52676
CONOCOPHILLIPS                 COM              20825C104     1689    28100 SH       SOLE                    28100
CONSOL ENERGY INC              COM              20854P109     6865   204000 SH       SOLE                   204000
COOPER TIRE & RUBR CO          COM              216831107     3403   132600 SH       SOLE                   132600
DARDEN RESTAURANTS INC         COM              237194105     1831    35430 SH       SOLE                    35430
DU PONT E I DE NEMOURS & CO    COM              263534109     1453    29558 SH       SOLE                    29558
EMERSON ELEC CO                COM              291011104     1702    30462 SH       SOLE                    30462
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     1741    34350 SH       SOLE                    34350
EXELON CORP                    COM              30161n101     4517   131000 SH       SOLE                   131000
GENERAL ELECTRIC CO            COM              369604103     1727    74700 SH       SOLE                    74700
GOOGLE INC                     CL A             38259p508     3494     4400 SH       SOLE                     4400
HOVNANIAN ENTERPRISES INC      CL A             442487203     1731   300000 SH       SOLE                   300000
INTEL CORP                     COM              458140100     5022   230000 SH       SOLE                   230000
JOHNSON & JOHNSON              COM              478160104     1730    21216 SH       SOLE                    21216
JPMORGAN CHASE & CO            COM              46625h100     6485   136638 SH       SOLE                   136638
K12 INC                        COM              48273u102     1558    64610 SH       SOLE                    64610
LAZARD LTD                     SHS A            G54050102     3747   109800 SH       SOLE                   109800
MARVELL TECHNOLOGY GROUP LTD   ORD              g5876h105     4864   460000 SH       SOLE                   460000
METLIFE INC                    COM              59156r108     4365   114800 SH       SOLE                   114800
MICROSOFT CORP                 COM              594918104     4966   173600 SH       SOLE                   173600
NORFOLK SOUTHERN CORP          COM              655844108     1734    22500 SH       SOLE                    22500
ORACLE CORP                    COM              68389X105     2929    90600 SH       SOLE                    90600
PFIZER INC                     COM              717081103     1681    58244 SH       SOLE                    58244
PROCTER & GAMBLE CO            COM              742718109     1639    21268 SH       SOLE                    21268
PROSHARES TR                   PSHS ULTSH 20YRS 74347b201     4913    74770 SH       SOLE                    74770
QUEST DIAGNOSTICS INC          COM              74834L100     1650    29230 SH       SOLE                    29230
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     4882   146946 SH       SOLE                   146946
SAP AG                         SPON ADR         803054204     3544    44000 SH       SOLE                    44000
SPDR GOLD TRUST                GOLD SHS         78463v107     6735    43600 SH       SOLE                    43600
SPDR S&P 500 ETF TR            TR UNIT          78462F103      502     2400 SH  PUT  SOLE                     2400
SWIFT TRANSN CO                CL A             87074u101    10578   746000 SH       SOLE                   746000
SYSCO CORP                     COM              871829107     1621    46082 SH       SOLE                    46082
TARGET CORP                    COM              87612E106     1736    25360 SH       SOLE                    25360
TIME WARNER INC                COM NEW          887317303     1863    32326 SH       SOLE                    32326
U S AIRWAYS GROUP INC          COM              90341w108     8723   514000 SH       SOLE                   514000
UNITED CONTL HLDGS INC         COM              910047109     6978   218000 SH       SOLE                   218000
VIACOM INC NEW                 CL B             92553p201     1664    27060 SH       SOLE                    27060
WASTE MGMT INC DEL             COM              94106L109     1739    44348 SH       SOLE                    44348